CAPITAL MANAGEMENT	3 Months Ended
Jun. 30, 2024
Capital Management
CAPITAL MANAGEMENT

NOTE 17. CAPITAL MANAGEMENT

The Company considers the items included in shareholders’ equity as capital. The Company had accounts payable and accrued liabilities of approximately $3.0 million and lease liability - current of $0.037 million as of June 30, 2024 (accounts payable and accrued liabilities of approximately $2.8 million as of March 31, 2024 and lease liability - current of $0.040 million as of March 31, 2024) and current assets of approximately $5.2 million as of June 30, 2024 (approximately $7.7 million as of March 31, 2024). The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue new business opportunities and to maintain a flexible capital structure, which optimizes the costs of capital at an acceptable risk.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.

As of June 30, 2024, shareholders’ equity attributable to the owners of the Company was approximately $2.5 million (approximately $4.0 million as of March 31, 2024).

The Company is not subject to any externally imposed capital requirements and does not presently utilize any quantitative measures to monitor its capital. There have been no changes to the Company’s approach to capital management during the three months ended June 30, 2024 and 2023.